Interest expense	12 Months Ended
Dec. 31, 2021
Disclosure Of Interest Expense
Interest expense	Interest expense
Interest expense and similar charges in the consolidated income statement includes the interest accruing in the year on all financial liabilities with an implicit or explicit return, including remuneration in kind, calculated by applying the effective interest method, irrespective of measurement at fair value; the rectifications of cost as a result of hedge accounting; and the interest cost attributable to provisions recorded for pensions.
The detail of the main items of interest expense and similar charges accrued in 2021, 2020 and 2019 is as follows:

EUR million
	2021	2020	2019
Central banks deposits	338	366	468
Credit institution deposits	1,140	1,652	2,576
Customer deposits	5,452	5,599	10,137
Debt securities issued and subordinated liabilities	4,838	5,119	6,679
Marketable debt securities	4,190	4,548	6,034
Subordinated liabilities (note 23)	648	571	645
Provisions for pensions (note 25)	91	95	145
Lease Liabilities	125	186	273
Other interest expense	1,109	730	1,224
	13,093	13,747	21,502
Most of the interest expense and similar charges was generated by the Group’s financial liabilities that are measured at amortised cost.